Net defined benefits liability_Fair value of plan assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [Abstract]
Return on plan assets, net defined benefit liability (asset)	₩ 31,062	₩ 19,042	₩ 16,476
Estimate of contributions expected to be paid to plan	₩ 156,396